Data Compare Summary (Total)
Run Date - 9/10/2025 2:49:26 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	1	600	0.17%	600
City	1	600	0.17%	600
State	0	600	0.00%	600
Zip	5	600	0.83%	600
Note Date	0	600	0.00%	600
Original Loan Amount	136	600	22.67%	600
Amortization Term	0	600	0.00%	600
Original Interest Rate	12	600	2.00%	600
Appraised Value	376	600	62.67%	600
Originator Application Date	18	600	3.00%	600
Borrower Full Name	152	600	25.33%	600
Investor: Qualifying Total Debt Ratio	28	600	4.67%	600
Disbursement Date	10	600	1.67%	600
Total	739	7,800	9.47%	600